Subsequent Events - Loan Facility (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended				0 Months Ended	1 Months Ended
	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 term loans	Jul. 12, 2013 Tranche B2 term loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.	Jul. 10, 2013 Ocean Rig Skyros	Jul. 19, 2013 Ocean Rig Skyros Letter of award	Jul. 30, 2013 Ocean Rig Apollo
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,800,000	$ 975,000	$ 825,000	$ 100,000
Maturity Date Of Loan	Q1 2021
Duration Of New Drilling Contract					Five-well program or a minimum of 275 days	6 years	3 years